PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)
1
Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95.7%
Brazil : 3.6%
57,192
Ambev SA
$ 137,844
0.1
69,733  B3 SA - Brasil Bolsa
Balcao
137,477
0.1
15,574
Banco Bradesco SA
37,536
0.0
14,529
Banco BTG Pactual SA
89,291
0.1
20,996
Banco do Brasil SA
105,140
0.1
8,572  BB Seguridade
Participacoes SA
56,206
0.1
6,500
(1)
BRF SA
28,290
0.0
2,900  Caixa Seguridade
Participacoes S/A
7,761
0.0
11,923
CCR SA
26,811
0.0
15,272  Centrais Eletricas
Brasileiras SA
110,173
0.1
5,626  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
93,214
0.1
7,799  Cia Siderurgica Nacional
SA
18,496
0.0
16,490
Cosan SA
39,653
0.0
2,398
CPFL Energia SA
14,988
0.0
8,300
(1)
Embraer SA
73,452
0.1
3,491
Energisa S/A
28,850
0.0
2,890
Engie Brasil Energia SA
22,562
0.0
14,472
Equatorial Energia SA
86,497
0.1
953
(1)
Equatorial Energia SA
5,696
0.0
62,060
(1)(2)
Hapvida Participacoes e
Investimentos S/A
45,796
0.1
5,272
Hypera SA
25,452
0.0
2,522
(3)
Inter & Co., Inc. - Class A
16,797
0.0
9,607
JBS S/A
55,744
0.1
11,142
Klabin SA
43,196
0.1
11,847
Localiza Rent a Car SA
89,706
0.1
11,104
Natura & Co. Holding SA
28,638
0.0
36,470
(1)
NU Holdings Ltd./Cayman
Islands - Class A
497,815
0.5
2,085
(1)
Pagseguro Digital Ltd. -
Class A
17,952
0.0
46,013
Petroleo Brasileiro SA
331,771
0.3
10,266
PRIO SA/Brazil
81,805
0.1
16,502
Raia Drogasil SA
77,638
0.1
8,324
(2)
Rede D'Or Sao Luiz SA
47,459
0.1
16,306
Rumo SA
60,103
0.1
16,867
(1)
Sendas Distribuidora S/A
23,252
0.0
2,796
(1)
StoneCo Ltd. - Class A
31,483
0.0
9,780
Suzano SA
97,626
0.1
5,263
Telefonica Brasil SA
54,314
0.1
10,737
TIM SA/Brazil
37,014
0.0
7,473
Totvs SA
39,315
0.0
9,280
Ultrapar Participacoes SA
36,250
0.0
41,717
Vale SA - Foreign
487,567
0.5
13,168
Vibra Energia SA
56,392
0.1
20,605
WEG SA
206,591
0.2
4,261
XP, Inc. - Class A
76,442
0.1
3,686,055
3.6
Chile : 0.3%
597,363
Banco de Chile
76,190
0.1
887  Banco de Credito e
Inversiones SA
27,607
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Chile (continued)
861,893
Banco Santander Chile
$ 44,805
0.1
16,380
Cencosud SA
33,059
0.0
14,292
Empresas CMPC SA
24,856
0.0
5,037
Empresas Copec SA
33,718
0.0
221,928
Enel Americas SA
22,652
0.0
323,566
Enel Chile SA
17,810
0.0
11,370
(1)
Falabella SA
42,102
0.1
1,983,073
Latam Airlines Group SA
25,513
0.0
348,312
0.3
China : 24.2%
6,300  360 Security Technology,
Inc. - Class A
7,860
0.0
9,500  AAC Technologies
Holdings, Inc.
38,731
0.1
4,200  AECC Aviation Power Co.
Ltd. - Class A
24,560
0.0
74,100  Agricultural Bank of China
Ltd. - Class A
50,459
0.1
328,000  Agricultural Bank of China
Ltd. - Class H
153,036
0.2
7,996  Aier Eye Hospital Group
Co. Ltd. - Class A
17,906
0.0
7,000
(1)(2)
Akeso, Inc.
61,385
0.1
186,900  Alibaba Group Holding
Ltd.
2,483,674
2.4
16,700  Aluminum Corp. of China
Ltd. - Class A
20,832
0.0
46,000  Aluminum Corp. of China
Ltd. - Class H
36,096
0.1
4,600  Anhui Conch Cement Co.
Ltd. - Class A
17,007
0.0
15,000  Anhui Conch Cement Co.
Ltd. - Class H
43,739
0.1
400  Anhui Gujing Distillery Co.
Ltd. - Class A
11,457
0.0
1,600  Anhui Gujing Distillery Co.
Ltd. - Class B
25,537
0.0
3,100  Anhui Jianghuai
Automobile Group Corp.
Ltd. - Class A
10,951
0.0
16,000
ANTA Sports Products Ltd.
189,406
0.2
846
Autohome, Inc., ADR
27,597
0.0
2,000  Avary Holding Shenzhen
Co. Ltd. - Class A
10,098
0.0
41,000  AviChina Industry &
Technology Co. Ltd. -
Class H
19,931
0.0
28,300
(1)
Baidu, Inc. - Class A
372,077
0.4
20,900  Bank of Beijing Co. Ltd. -
Class A
17,320
0.0
4,300  Bank of Chengdu Co. Ltd.
- Class A
9,597
0.0
30,100  Bank of China Ltd. - Class
A
21,341
0.0
972,000  Bank of China Ltd. - Class
H
453,924
0.5
35,300  Bank of Communications
Co. Ltd. - Class A
36,965
0.1
103,000  Bank of Communications
Co. Ltd. - Class H
78,344
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
6,326  Bank of Hangzhou Co.
Ltd. - Class A
$ 12,613
0.0
21,870  Bank of Jiangsu Co. Ltd. -
Class A
26,016
0.0
10,357  Bank of Nanjing Co. Ltd. -
Class A
16,110
0.0
5,500  Bank of Ningbo Co. Ltd. -
Class A
19,918
0.0
14,900  Bank of Shanghai Co. Ltd.
- Class A
16,686
0.0
21,800  Baoshan Iron & Steel Co.
Ltd. - Class A
21,447
0.0
454  Beijing Kingsoft Office
Software, Inc. - Class A
17,047
0.0
2,000  Beijing New Building
Materials PLC - Class A
9,336
0.0
2,640  Beijing Tiantan Biological
Products Corp. Ltd. -
Class A
9,413
0.0
913  Beijing Wantai Biological
Pharmacy Enterprise Co.
Ltd. - Class A
10,600
0.0
42,600  Beijing-Shanghai High
Speed Railway Co. Ltd. -
Class A
36,467
0.1
2,980
(1)
Bilibili, Inc. - Class Z
68,541
0.1
49,800  BOE Technology Group
Co. Ltd. - Class A
31,512
0.0
1,736
BYD Co. Ltd. - Class A
74,908
0.1
12,500
BYD Co. Ltd. - Class H
445,975
0.4
10,000  BYD Electronic
International Co. Ltd.
41,360
0.1
154,000
(2)
CGN Power Co. Ltd. -
Class H
59,154
0.1
2,200  Chaozhou Three-Circle
Group Co. Ltd. - Class A
11,590
0.0
115,000  China CITIC Bank Corp.
Ltd. - Class H
73,006
0.1
25,000  China Coal Energy Co.
Ltd. - Class H
30,961
0.0
28,000  China Communications
Services Corp. Ltd. - Class
H
15,031
0.0
12,300  China Construction Bank
Corp. - Class A
13,834
0.0
1,173,000  China Construction Bank
Corp. - Class H
874,706
0.9
4,000  China CSSC Holdings Ltd.
- Class A
23,716
0.0
27,600
(1)
China Eastern Airlines
Corp. Ltd. - Class A
16,173
0.0
33,800  China Energy Engineering
Corp. Ltd. - Class A
11,536
0.0
44,000  China Everbright Bank Co.
Ltd. - Class A
22,447
0.0
46,000
(2)
China Feihe Ltd.
34,528
0.0
55,500  China Galaxy Securities
Co. Ltd. - Class H
51,298
0.1
32,000  China Hongqiao Group
Ltd.
52,493
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
3,800  China International Capital
Corp. Ltd. - Class A
$ 20,627
0.0
16,400
(2)
China International Capital
Corp. Ltd. - Class H
28,846
0.0
4,803  China Jushi Co. Ltd. -
Class A
7,982
0.0
2,500  China Life Insurance Co.
Ltd. - Class A
15,528
0.0
93,000  China Life Insurance Co.
Ltd. - Class H
183,163
0.2
5,000
(1)(2)
China Literature Ltd.
20,508
0.0
42,000  China Longyuan Power
Group Corp. Ltd. - Class H
37,639
0.1
41,000  China Mengniu Dairy Co.
Ltd.
96,172
0.1
18,000  China Merchants Bank Co.
Ltd. - Class A
95,113
0.1
45,880  China Merchants Bank Co.
Ltd. - Class H
222,328
0.2
8,700  China Merchants Energy
Shipping Co. Ltd. - Class A
9,909
0.0
7,570  China Merchants
Securities Co. Ltd. - Class
A
20,764
0.0
33,280  China Minsheng Banking
Corp. Ltd. - Class A
18,980
0.0
67,600  China Minsheng Banking
Corp. Ltd. - Class H
27,396
0.0
50,000  China National Building
Material Co. Ltd. - Class H
21,704
0.0
17,400  China National Nuclear
Power Co. Ltd. - Class A
27,537
0.0
4,000  China Northern Rare Earth
Group High-Tech Co. Ltd.
- Class A
11,688
0.0
24,000  China Oilfield Services
Ltd. - Class H
22,017
0.0
6,003  China Pacific Insurance
Group Co. Ltd. - Class A
32,995
0.0
32,600  China Pacific Insurance
Group Co. Ltd. - Class H
115,439
0.1
28,252  China Petroleum &
Chemical Corp. - Class A
27,840
0.0
299,600  China Petroleum &
Chemical Corp. - Class H
184,222
0.2
19,300  China Railway Group Ltd.
- Class A
17,932
0.0
47,000  China Railway Group Ltd.
- Class H
24,348
0.0
8,800
(2)
China Resources Mixc
Lifestyle Services Ltd.
38,700
0.1
18,500
(2)
China Resources
Pharmaceutical Group Ltd.
14,225
0.0
1,300  China Resources Sanjiu
Medical & Pharmaceutical
Co. Ltd. - Class A
8,770
0.0
5,670  China Shenhua Energy
Co. Ltd. - Class A
34,942
0.0
41,000  China Shenhua Energy
Co. Ltd. - Class H
182,603
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
14,100
(1)
China Southern Airlines
Co. Ltd. - Class A
$ 13,046
0.0
35,640  China State Construction
Engineering Corp. Ltd. -
Class A
31,093
0.0
38,700  China Three Gorges
Renewables Group Co.
Ltd. - Class A
26,608
0.0
1,703  China Tourism Group Duty
Free Corp. Ltd. - Class A
18,442
0.0
582,000
(2)
China Tower Corp. Ltd. -
Class H
76,473
0.1
27,600  China United Network
Communications Ltd. -
Class A
20,956
0.0
8,400
(1)
China Vanke Co. Ltd. -
Class A
11,448
0.0
28,100
(1)(3)
China Vanke Co. Ltd. -
Class H
26,458
0.0
20,000  China Yangtze Power Co.
Ltd. - Class A
85,660
0.1
7,460  Chongqing Changan
Automobile Co. Ltd. -
Class A
15,632
0.0
4,200  Chongqing Zhifei
Biological Products Co.
Ltd. - Class A
19,801
0.0
71,000
CITIC Ltd.
82,531
0.1
11,660  CITIC Securities Co. Ltd.
- Class A
44,590
0.1
18,825  CITIC Securities Co. Ltd.
- Class H
48,988
0.1
21,200  CMOC Group Ltd. - Class
A
25,864
0.0
42,000  CMOC Group Ltd. - Class
H
40,545
0.1
3,553  Contemporary Amperex
Technology Co. Ltd. -
Class A
124,867
0.1
3,800  COSCO SHIPPING
Energy Transportation Co.
Ltd. - Class A
8,518
0.0
16,000
(3)
COSCO SHIPPING
Energy Transportation Co.
Ltd. - Class H
19,374
0.0
12,560  COSCO SHIPPING
Holdings Co. Ltd. - Class A
27,860
0.0
35,650  COSCO SHIPPING
Holdings Co. Ltd. - Class
H
59,569
0.1
162,133
(1)(3)(4)
Country Garden Holdings
Co. Ltd.
10,115
0.0
23,900
CRRC Corp. Ltd. - Class A
27,602
0.0
49,000
CRRC Corp. Ltd. - Class H
31,893
0.0
4,100  CSC Financial Co. Ltd. -
Class A
15,468
0.0
1,760  CSPC Innovation
Pharmaceutical Co. Ltd. -
Class A
7,592
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
111,360  CSPC Pharmaceutical
Group Ltd.
$ 85,281
0.1
3,200  Dongfang Electric Corp.
Ltd. - Class A
7,159
0.0
13,943  East Money Information
Co. Ltd. - Class A
39,717
0.1
10,300
ENN Energy Holdings Ltd.
77,375
0.1
3,200  ENN Natural Gas Co. Ltd.
- Class A
9,345
0.0
1,745  Eve Energy Co. Ltd. -
Class A
11,990
0.0
4,200  Everbright Securities Co.
Ltd. - Class A
11,389
0.0
14,100  Focus Media Information
Technology Co. Ltd. -
Class A
14,079
0.0
4,069  Foshan Haitian Flavouring
& Food Co. Ltd. - Class A
27,547
0.0
28,468
Fosun International Ltd.
18,121
0.0
8,800  Founder Securities Co.
Ltd. - Class A
11,614
0.0
11,000  Foxconn Industrial Internet
Co. Ltd. - Class A
39,192
0.1
2,500  Fuyao Glass Industry
Group Co. Ltd. - Class A
20,738
0.0
7,200
(2)
Fuyao Glass Industry
Group Co. Ltd. - Class H
48,393
0.1
1,780  Ganfeng Lithium Group
Co. Ltd. - Class A
8,625
0.0
18,100  GD Power Development
Co. Ltd. - Class A
14,045
0.0
14,000
(1)
Genscript Biotech Corp.
24,800
0.0
4,000
(2)
Giant Biogene Holding
Co. Ltd.
25,880
0.0
3,500
GoerTek, Inc. - Class A
11,247
0.0
2,600  Great Wall Motor Co. Ltd.
- Class A
11,098
0.0
29,000  Great Wall Motor Co. Ltd.
- Class H
53,263
0.1
2,700  Gree Electric Appliances,
Inc. of Zhuhai - Class A
18,297
0.0
1,700  Guangdong Haid Group
Co. Ltd. - Class A
11,552
0.0
6,300  Guangzhou Automobile
Group Co. Ltd. - Class A
7,855
0.0
1,700  Guangzhou Baiyunshan
Pharmaceutical Holdings
Co. Ltd. - Class A
7,380
0.0
7,700
(4)
Guotai Junan Securities
Co. Ltd. - Class A
16,133
0.0
2,598
H World Group Ltd., ADR
96,646
0.1
22,000
(2)
Haidilao International
Holding Ltd.
52,651
0.1
6,100  Haier Smart Home Co.
Ltd. - Class A
27,573
0.0
30,000  Haier Smart Home Co.
Ltd. - Class H
117,512
0.1
7,000  Haitian International
Holdings Ltd.
22,337
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
11,000
(4)
Haitong Securities Co. Ltd.
- Class A
$ 13,750
0.0
28,400
(3)(4)
Haitong Securities Co. Ltd.
- Class H
13,371
0.0
16,000
(2)
Hansoh Pharmaceutical
Group Co. Ltd.
42,713
0.1
2,900  Henan Shenhuo Coal &
Power Co. Ltd. - Class A
8,175
0.0
3,600  Henan Shuanghui
Investment & Development
Co. Ltd. - Class A
13,830
0.0
8,000  Hengan International
Group Co. Ltd.
27,322
0.0
6,420  Hengli Petrochemical Co.
Ltd. - Class A
14,249
0.0
1,700  Hisense Home Appliances
Group Co. Ltd. - Class A
8,519
0.0
900  Hoshine Silicon Industry
Co. Ltd. - Class A
7,639
0.0
8,000
(2)
Hua Hong Semiconductor
Ltd.
21,331
0.0
8,100  Huadian Power
International Corp. Ltd. -
Class A
6,886
0.0
1,740  Huadong Medicine Co.
Ltd. - Class A
8,590
0.0
8,500  Huaneng Power
International, Inc. - Class A
9,283
0.0
54,000
(3)
Huaneng Power
International, Inc. - Class
H
32,973
0.0
8,000  Huatai Securities Co. Ltd.
- Class A
19,813
0.0
13,400
(2)
Huatai Securities Co. Ltd.
- Class H
21,417
0.0
12,900  Huaxia Bank Co. Ltd. -
Class A
13,613
0.0
500  Huizhou Desay Sv
Automotive Co. Ltd. -
Class A
8,422
0.0
2,135  Hygon Information
Technology Co. Ltd. -
Class A
31,220
0.0
1,468  IEIT Systems Co. Ltd. -
Class A
8,608
0.0
317  Imeik Technology
Development Co. Ltd. -
Class A
10,555
0.0
56,000  Industrial & Commercial
Bank of China Ltd. - Class
A
49,030
0.1
838,000  Industrial & Commercial
Bank of China Ltd. - Class
H
493,806
0.5
17,600  Industrial Bank Co. Ltd. -
Class A
47,950
0.1
49,400
(1)
Inner Mongolia BaoTou
Steel Union Co. Ltd. -
Class A
12,090
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
7,700  Inner Mongolia Yili
Industrial Group Co. Ltd. -
Class A
$ 31,650
0.0
15,200  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
32,423
0.0
15,500
(1)(2)
Innovent Biologics, Inc.
92,960
0.1
1,300  Isoftstone Information
Technology Group Co. Ltd.
- Class A
9,505
0.0
1,900  JCET Group Co. Ltd. -
Class A
9,500
0.0
14,350
(1)(2)
JD Health International,
Inc.
62,653
0.1
26,200
(1)(2)
JD Logistics, Inc.
46,126
0.1
30,509
JD.com, Inc. - Class A
611,945
0.6
14,000  Jiangsu Expressway Co.
Ltd. - Class H
14,143
0.0
1,320  Jiangsu Hengli Hydraulic
Co. Ltd. - Class A
11,773
0.0
5,677  Jiangsu Hengrui
Pharmaceuticals Co. Ltd.
- Class A
41,796
0.1
1,300  Jiangsu King's Luck
Brewery JSC Ltd. - Class A
9,467
0.0
1,276  Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd. -
Class A
17,849
0.0
3,500  Jiangsu Zhongtian
Technology Co. Ltd. -
Class A
7,670
0.0
19,000  Jiangxi Copper Co. Ltd. -
Class H
38,171
0.1
3,440
Kanzhun Ltd., ADR
59,718
0.1
8,128
KE Holdings, Inc., ADR
161,828
0.2
35,000
(1)
Kingdee International
Software Group Co. Ltd.
39,471
0.1
12,200
Kingsoft Corp. Ltd.
45,720
0.1
29,500
(1)(2)
Kuaishou Technology
202,702
0.2
1,000  Kweichow Moutai Co. Ltd.
- Class A
245,047
0.3
2,900  LB Group Co. Ltd. - Class
A
8,511
0.0
102,000
Lenovo Group Ltd.
136,735
0.1
5,000  Lens Technology Co. Ltd.
- Class A
14,494
0.0
15,300
(1)
Li Auto, Inc. - Class A
196,742
0.2
30,000
Li Ning Co. Ltd.
73,756
0.1
25,000
(2)
Longfor Group Holdings
Ltd.
47,109
0.1
6,444  LONGi Green Energy
Technology Co. Ltd. -
Class A
15,974
0.0
6,166  Luxshare Precision
Industry Co. Ltd. - Class A
37,857
0.1
1,300  Luzhou Laojiao Co. Ltd. -
Class A
27,242
0.0
61,240
(1)(2)
Meituan - Class B
1,300,455
1.3
3,600  Midea Group Co. Ltd. -
Class A
38,791
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
4,600  MINISO Group Holding
Ltd.
$ 20,493
0.0
44,800
(1)
MMG Ltd.
15,559
0.0
2,029  Montage Technology Co.
Ltd. - Class A
19,198
0.0
4,712
(1)
Muyuan Foods Co. Ltd. -
Class A
30,797
0.0
7,661  NARI Technology Co. Ltd.
- Class A
29,876
0.0
400  NAURA Technology Group
Co. Ltd. - Class A
20,773
0.0
23,900
NetEase, Inc.
446,445
0.4
2,300  New China Life Insurance
Co. Ltd. - Class A
14,938
0.0
9,900  New China Life Insurance
Co. Ltd. - Class H
30,586
0.0
18,700  New Oriental Education &
Technology Group, Inc.
142,712
0.2
700  Ningbo Deye Technology
Co. Ltd. - Class A
10,054
0.0
1,595  Ningbo Tuopu Group Co.
Ltd. - Class A
10,338
0.0
7,800  Ningxia Baofeng Energy
Group Co. Ltd. - Class A
19,188
0.0
17,050
(1)
NIO, Inc. - Class A
114,886
0.1
26,000
(2)
Nongfu Spring Co. Ltd. -
Class H
111,984
0.1
124,000  People's Insurance Co.
Group of China Ltd. -
Class H
58,750
0.1
18,600  PetroChina Co. Ltd. -
Class A
23,864
0.0
258,000  PetroChina Co. Ltd. -
Class H
208,121
0.2
87,244  PICC Property & Casualty
Co. Ltd. - Class H
129,144
0.1
17,000  Ping An Bank Co. Ltd. -
Class A
29,287
0.0
9,600  Ping An Insurance Group
Co. of China Ltd. - Class A
77,262
0.1
81,500  Ping An Insurance Group
Co. of China Ltd. - Class H
511,782
0.5
10,200  Poly Developments and
Holdings Group Co. Ltd. -
Class A
15,707
0.0
6,400
(2)
Pop Mart International
Group Ltd.
43,245
0.1
25,400  Postal Savings Bank of
China Co. Ltd. - Class A
18,919
0.0
97,000
(2)
Postal Savings Bank of
China Co. Ltd. - Class H
57,330
0.1
15,900  Power Construction Corp.
of China Ltd. - Class A
12,671
0.0
1,456
Qifu Technology, Inc., ADR
43,403
0.1
5,526
(1)
Qinghai Salt Lake Industry
Co. Ltd. - Class A
14,499
0.0
9,250  Rongsheng Petrochemical
Co. Ltd. - Class A
13,545
0.0
12,000  SAIC Motor Corp. Ltd. -
Class A
24,867
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
11,600  Sany Heavy Industry Co.
Ltd. - Class A
$ 30,941
0.0
3,955  Satellite Chemical Co. Ltd.
- Class A
10,429
0.0
8,100  SDIC Power Holdings Co.
Ltd. - Class A
19,569
0.0
1,400
(1)
Seres Group Co. Ltd. -
Class A
17,851
0.0
4,400  SF Holding Co. Ltd. -
Class A
27,857
0.0
8,300  Shaanxi Coal Industry Co.
Ltd. - Class A
32,269
0.0
4,364  Shandong Gold Mining
Co. Ltd. - Class A
18,170
0.0
8,000
(2)
Shandong Gold Mining
Co. Ltd. - Class H
17,849
0.0
31,200  Shandong Weigao Group
Medical Polymer Co. Ltd.
- Class H
22,556
0.0
2,131  Shanghai Baosight
Software Co. Ltd. - Class A
9,963
0.0
9,979  Shanghai Baosight
Software Co. Ltd. - Class
B
17,041
0.0
840  Shanghai Baosight
Software Co. Ltd. - Class
B
1,434
0.0
15,100
(1)
Shanghai Electric Group
Co. Ltd. - Class A
9,680
0.0
2,900  Shanghai Fosun
Pharmaceutical Group Co.
Ltd. - Class A
11,398
0.0
12,500  Shanghai Pharmaceuticals
Holding Co. Ltd. - Class H
20,253
0.0
24,100  Shanghai Pudong
Development Bank Co.
Ltd. - Class A
34,395
0.0
8,600  Shanghai Rural
Commercial Bank Co. Ltd.
- Class A
9,107
0.0
768  Shanghai United Imaging
Healthcare Co. Ltd. -
Class A
13,904
0.0
3,150  Shanxi Lu'an
Environmental Energy
Development Co. Ltd. -
Class A
7,846
0.0
1,080  Shanxi Xinghuacun Fen
Wine Factory Co. Ltd. -
Class A
33,166
0.0
2,900  Shengyi Technology Co.
Ltd. - Class A
8,580
0.0
620  Shennan Circuits Co. Ltd.
- Class A
9,754
0.0
22,800  Shenwan Hongyuan
Group Co. Ltd. - Class A
18,439
0.0
1,400  Shenzhen Inovance
Technology Co. Ltd. -
Class A
12,337
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
1,000  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
$ 41,237
0.1
880  Shenzhen New Industries
Biomedical Engineering
Co. Ltd. - Class A
10,237
0.0
1,125  Shenzhen Transsion
Holdings Co. Ltd. - Class A
17,302
0.0
10,600  Shenzhou International
Group Holdings Ltd.
93,841
0.1
4,500  Sichuan Chuantou Energy
Co. Ltd. - Class A
12,090
0.0
1,700  Sichuan Kelun
Pharmaceutical Co. Ltd. -
Class A
7,685
0.0
1,300  Sieyuan Electric Co. Ltd.
- Class A
13,642
0.0
4,000
Silergy Corp.
58,908
0.1
17,200  Sinopharm Group Co. Ltd.
- Class H
45,378
0.1
8,500
Sinotruk Hong Kong Ltd.
25,531
0.0
24,000
(2)
Smoore International
Holdings Ltd.
39,439
0.1
1,300  Spring Airlines Co. Ltd. -
Class A
11,341
0.0
1,680  Sungrow Power Supply
Co. Ltd. - Class A
23,505
0.0
9,400  Sunny Optical Technology
Group Co. Ltd.
68,013
0.1
580  Suzhou TFC Optical
Communication Co. Ltd. -
Class A
8,292
0.0
5,324
(1)
TAL Education Group,
ADR
63,036
0.1
5,350
TBEA Co. Ltd. - Class A
11,109
0.0
32,520  TCL Technology Group
Corp. - Class A
21,060
0.0
80,400
Tencent Holdings Ltd.
4,470,633
4.3
9,447  Tencent Music
Entertainment Group, ADR
113,836
0.1
24,000  Tingyi Cayman Islands
Holding Corp.
34,432
0.0
15,600  Tongcheng Travel
Holdings Ltd.
39,174
0.1
3,900
Tongwei Co. Ltd. - Class A
12,560
0.0
6,850
(1)
Trip.com Group Ltd.
412,154
0.4
800  Tsingtao Brewery Co. Ltd.
- Class A
8,853
0.0
8,000  Tsingtao Brewery Co. Ltd.
- Class H
62,016
0.1
2,600  Unisplendour Corp. Ltd. -
Class A
8,868
0.0
4,789  Vipshop Holdings Ltd.,
ADR
75,331
0.1
2,900  Wanhua Chemical Group
Co. Ltd. - Class A
37,257
0.1
8,100  Weichai Power Co. Ltd. -
Class A
18,166
0.0
23,000  Weichai Power Co. Ltd. -
Class H
42,038
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
5,820  Wens Foodstuffs Group
Co. Ltd. - Class A
$ 16,605
0.0
1,160  Will Semiconductor Co.
Ltd. Shanghai - Class A
17,551
0.0
3,200  Wuliangye Yibin Co. Ltd. -
Class A
73,218
0.1
2,130  WUS Printed Circuit
Kunshan Co. Ltd. - Class A
12,244
0.0
2,376  WuXi AppTec Co. Ltd. -
Class A
17,484
0.0
4,141
(2)(3)
WuXi AppTec Co. Ltd. -
Class H
28,616
0.0
44,500
(1)(2)
Wuxi Biologics Cayman,
Inc.
98,383
0.1
12,500  XCMG Construction
Machinery Co. Ltd. - Class
A
13,750
0.0
189,800
(1)(2)
Xiaomi Corp. - Class B
534,609
0.5
60,000
Xinyi Solar Holdings Ltd.
31,866
0.0
15,600
(1)
XPeng, Inc. - Class A
96,262
0.1
14,000
(2)
Yadea Group Holdings Ltd.
24,705
0.0
4,875  Yankuang Energy Group
Co. Ltd. - Class A
11,557
0.0
40,900
(3)
Yankuang Energy Group
Co. Ltd. - Class H
57,576
0.1
4,000  Yintai Gold Co. Ltd. -
Class A
10,546
0.0
3,700  YTO Express Group Co.
Ltd. - Class A
9,343
0.0
4,880
Yum China Holdings, Inc.
219,698
0.2
4,100  Yunnan Aluminium Co.
Ltd. - Class A
8,527
0.0
3,200  Yunnan Baiyao Group Co.
Ltd. - Class A
27,623
0.0
2,000  Zangge Mining Co. Ltd. -
Class A
8,102
0.0
600  Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd. -
Class A
21,909
0.0
20,000  Zhaojin Mining Industry
Co. Ltd. - Class H
35,154
0.1
6,900  Zhejiang China
Commodities City Group
Co. Ltd. - Class A
9,409
0.0
3,400  Zhejiang Dahua
Technology Co. Ltd. -
Class A
8,275
0.0
3,280  Zhejiang Juhua Co. Ltd. -
Class A
10,293
0.0
6,100
(1)(2)(3)
Zhejiang Leapmotor
Technology Co. Ltd.
25,713
0.0
3,712  Zhejiang NHU Co. Ltd. -
Class A
11,839
0.0
13,200  Zhejiang Zheneng Electric
Power Co. Ltd. - Class A
12,596
0.0
4,700  Zheshang Securities Co.
Ltd. - Class A
9,557
0.0
980  Zhongji Innolight Co. Ltd.
- Class A
21,648
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
6,100  Zhongjin Gold Corp. Ltd. -
Class A
$ 13,097
0.0
7,300  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
28,594
0.0
19,900  Zijin Mining Group Co. Ltd.
- Class A
50,575
0.1
66,000  Zijin Mining Group Co. Ltd.
- Class H
147,355
0.2
8,300  Zoomlion Heavy Industry
Science and Technology
Co. Ltd. - Class A
8,915
0.0
6,400
ZTE Corp. - Class A
28,175
0.0
6,240
ZTE Corp. - Class H
15,990
0.0
5,500  ZTO Express Cayman,
Inc.
138,599
0.2
25,020,867
24.2
Colombia : 0.0%
3,001  Bancolombia SA -
Preference Shares
25,857
0.0
5,343  Interconexion Electrica
SA ESP
21,697
0.0
47,554
0.0
Czechia : 0.1%
1,998
CEZ AS
77,672
0.1
988
Komercni Banka AS
34,830
0.0
4,366
(2)
Moneta Money Bank AS
21,435
0.0
133,937
0.1
Egypt : 0.1%
30,185  Commercial International
Bank Egypt SAE
52,830
0.1
7,538
Talaat Moustafa Group
9,946
0.0
62,776
0.1
Greece : 0.5%
28,083  Alpha Services and
Holdings SA
48,766
0.1
32,150  Eurobank Ergasias
Services and Holdings SA
73,637
0.1
4,349
(4)
FF Group
—
—
2,452  Hellenic
Telecommunications
Organization SA
42,311
0.0
1,487
Jumbo SA
42,591
0.0
1,322
Mytilineos SA
51,979
0.1
9,671  National Bank of Greece
SA
82,673
0.1
2,014
OPAP SA
35,780
0.0
13,245  Piraeus Financial Holdings
SA
56,388
0.1
2,629
Public Power Corp. SA
35,239
0.0
469,364
0.5
Hong Kong : 1.1%
66,000
(1)(3)
Alibaba Health Information
Technology Ltd.
44,383
0.1
6,000  Beijing Enterprises
Holdings Ltd.
21,337
0.0
50,000  Beijing Enterprises Water
Group Ltd.
15,520
0.0
48,000  Bosideng International
Holdings Ltd.
27,304
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
35,000
China Gas Holdings Ltd.
$ 32,324
0.0
13,338  China Merchants Port
Holdings Co. Ltd.
21,134
0.0
50,000  China Overseas Land &
Investment Ltd.
100,162
0.1
62,000  China Power International
Development Ltd.
29,433
0.0
21,500  China Resources Beer
Holdings Co. Ltd.
92,058
0.1
12,100  China Resources Gas
Group Ltd.
48,429
0.1
41,444  China Resources Land
Ltd.
149,087
0.2
26,000  China Resources Power
Holdings Co. Ltd.
70,090
0.1
76,000
(1)(3)
China Ruyi Holdings Ltd.
21,954
0.0
26,000  China State Construction
International Holdings Ltd.
40,356
0.0
16,828  China Taiping Insurance
Holdings Co. Ltd.
26,765
0.0
25,400  Chow Tai Fook Jewellery
Group Ltd.
28,165
0.0
23,000
Far East Horizon Ltd.
16,835
0.0
283,000
(1)
GCL Technology Holdings
Ltd.
50,507
0.1
80,000  Geely Automobile Holdings
Ltd.
122,720
0.1
36,000  Guangdong Investment
Ltd.
24,047
0.0
50,000
Kunlun Energy Co. Ltd.
51,379
0.1
2,000  Orient Overseas
International Ltd.
28,146
0.0
138,250  Sino Biopharmaceutical
Ltd.
65,224
0.1
60,000  Want Want China Holdings
Ltd.
41,215
0.0
1,168,574
1.1
Hungary : 0.2%
4,951  MOL Hungarian Oil & Gas
PLC
37,034
0.0
2,736
OTP Bank Nyrt
143,108
0.1
1,784
Richter Gedeon Nyrt
54,932
0.1
235,074
0.2
India : 19.1%
669
ABB India Ltd.
64,296
0.1
1,854
Adani Enterprises Ltd.
69,294
0.1
3,900
(1)
Adani Green Energy Ltd.
88,446
0.1
6,683  Adani Ports & Special
Economic Zone Ltd.
115,402
0.1
9,553
(1)
Adani Power Ltd.
74,757
0.1
7,778
Ambuja Cements Ltd.
58,656
0.1
2,187
APL Apollo Tubes Ltd.
41,283
0.0
1,260  Apollo Hospitals Enterprise
Ltd.
108,290
0.1
19,727
Ashok Leyland Ltd.
55,353
0.1
4,747
Asian Paints Ltd.
188,727
0.2
1,786
Astral Ltd.
42,435
0.0
2,570
(2)
AU Small Finance Bank
Ltd.
22,659
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
3,382
Aurobindo Pharma Ltd.
$ 58,914
0.1
2,013
(1)(2)
Avenue Supermarts Ltd.
122,405
0.1
28,176
Axis Bank Ltd.
414,242
0.4
824
Bajaj Auto Ltd.
121,311
0.1
3,434
Bajaj Finance Ltd.
315,509
0.3
4,741
Bajaj Finserv Ltd.
111,664
0.1
320  Bajaj Holdings &
Investment Ltd.
40,109
0.0
986
Balkrishna Industries Ltd.
35,881
0.0
12,921
Bank of Baroda
38,195
0.0
45,707
Bharat Electronics Ltd.
155,734
0.2
3,319
Bharat Forge Ltd.
59,964
0.1
13,451  Bharat Heavy Electricals
Ltd.
44,766
0.0
19,184  Bharat Petroleum Corp.
Ltd.
84,539
0.1
31,408
Bharti Airtel Ltd.
640,298
0.6
52
Bosch Ltd.
23,386
0.0
1,330
Britannia Industries Ltd.
100,642
0.1
11,706
Canara Bank
15,565
0.0
7,739  CG Power & Industrial
Solutions Ltd.
70,042
0.1
5,304  Cholamandalam
Investment and Finance
Co. Ltd.
101,809
0.1
6,611
Cipla Ltd./India
130,618
0.1
20,798
Coal India Ltd.
126,387
0.1
1,714  Colgate-Palmolive India
Ltd.
77,783
0.1
3,345  Container Corp. Of India
Ltd.
36,610
0.0
1,756
Cummins India Ltd.
79,838
0.1
6,516
Dabur India Ltd.
48,566
0.1
1,503
Divi's Laboratories Ltd.
97,643
0.1
352  Dixon Technologies India
Ltd.
57,918
0.1
9,368
DLF Ltd.
99,959
0.1
1,483  Dr Reddy's Laboratories
Ltd.
119,379
0.1
1,713
Eicher Motors Ltd.
102,740
0.1
28,873
GAIL India Ltd.
82,771
0.1
29,862
(1)
GMR Airports
Infrastructure Ltd.
33,523
0.0
5,174  Godrej Consumer
Products Ltd.
85,887
0.1
1,621
(1)
Godrej Properties Ltd.
61,134
0.1
3,375
Grasim Industries Ltd.
112,502
0.1
3,191
Havells India Ltd.
76,626
0.1
11,719
HCL Technologies Ltd.
251,023
0.2
1,211
(2)
HDFC Asset Management
Co. Ltd.
62,096
0.1
52,272
HDFC Bank Ltd.
1,076,507
1.0
12,207
(2)
HDFC Life Insurance Co.
Ltd.
104,604
0.1
1,501
Hero MotoCorp Ltd.
102,351
0.1
16,794
Hindalco Industries Ltd.
151,799
0.2
2,504
Hindustan Aeronautics Ltd.
132,130
0.1
11,385  Hindustan Petroleum
Corp. Ltd.
59,737
0.1
10,091
Hindustan Unilever Ltd.
356,180
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
63,892
ICICI Bank Ltd.
$ 969,597
0.9
2,998
(2)
ICICI Lombard General
Insurance Co. Ltd.
77,903
0.1
4,387
(2)
ICICI Prudential Life
Insurance Co. Ltd.
40,806
0.0
43,924
(1)
IDFC First Bank Ltd.
38,974
0.0
10,763
Indian Hotels Co. Ltd.
87,959
0.1
35,497
Indian Oil Corp. Ltd.
76,288
0.1
3,033  Indian Railway Catering &
Tourism Corp. Ltd.
33,597
0.0
15,365
(1)
Indus Towers Ltd.
71,987
0.1
3,762
IndusInd Bank Ltd.
64,943
0.1
909
Info Edge India Ltd.
87,828
0.1
40,801
Infosys Ltd.
911,361
0.9
2,160
(1)(2)
InterGlobe Aviation Ltd.
123,208
0.1
36,923
ITC Ltd.
228,199
0.2
3,097
Jindal Stainless Ltd.
29,216
0.0
4,553
Jindal Steel & Power Ltd.
56,385
0.1
3,529
JSW Energy Ltd.
30,843
0.0
7,679
JSW Steel Ltd.
94,281
0.1
4,718
Jubilant Foodworks Ltd.
38,377
0.0
13,514
Kotak Mahindra Bank Ltd.
298,722
0.3
8,284
Larsen & Toubro Ltd.
363,283
0.4
944
(2)
LTIMindtree Ltd.
70,327
0.1
2,682
Lupin Ltd.
70,126
0.1
3,393
(2)
Macrotech Developers Ltd.
49,961
0.1
11,484
Mahindra & Mahindra Ltd.
423,857
0.4
876
(1)
Mankind Pharma Ltd.
26,368
0.0
6,615
Marico Ltd.
54,869
0.1
1,548
Maruti Suzuki India Ltd.
244,428
0.2
9,684  Max Healthcare Institute
Ltd.
113,748
0.1
1,299
Mphasis Ltd.
46,576
0.0
31
MRF Ltd.
51,220
0.1
1,397
Muthoot Finance Ltd.
33,873
0.0
4,112
Nestle India Ltd.
132,011
0.1
29,230
NHPC Ltd.
33,050
0.0
12,681
NMDC Ltd.
37,066
0.0
53,808
NTPC Ltd.
283,914
0.3
39,276  Oil & Natural Gas Corp.
Ltd.
139,746
0.1
5,558
Oil India Ltd.
38,499
0.0
170  Oracle Financial Services
Software Ltd.
23,216
0.0
78
Page Industries Ltd.
39,931
0.0
3,409
(1)
PB Fintech Ltd.
65,709
0.1
1,338
Persistent Systems Ltd.
86,990
0.1
9,738
Petronet LNG Ltd.
39,728
0.0
2,130
Phoenix Mills Ltd.
46,858
0.1
987
PI Industries Ltd.
54,842
0.1
1,928
Pidilite Industries Ltd.
77,366
0.1
658
Polycab India Ltd.
54,607
0.1
18,452
Power Finance Corp. Ltd.
107,570
0.1
57,352  Power Grid Corp. of India
Ltd.
241,887
0.2
1,799  Prestige Estates Projects
Ltd.
39,555
0.0
28,889
Punjab National Bank
36,914
0.0
6,129
Rail Vikas Nigam Ltd.
38,901
0.0
16,383
REC Ltd.
108,457
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
37,335
Reliance Industries Ltd.
$ 1,313,556
1.3
35,486
(1)
Reliance Strategic
Investments Ltd.
148,193
0.1
31,742  Samvardhana Motherson
International Ltd.
79,970
0.1
3,339  SBI Cards & Payment
Services Ltd.
30,835
0.0
5,626
(2)
SBI Life Insurance Co. Ltd.
123,556
0.1
116
Shree Cement Ltd.
36,420
0.0
3,527
Shriram Finance Ltd.
150,804
0.2
1,123
Siemens Ltd.
97,071
0.1
286
Solar Industries India Ltd.
39,326
0.0
5,274
(2)
Sona Blw Precision
Forgings Ltd.
46,748
0.1
1,816
SRF Ltd.
54,149
0.1
21,955
State Bank of India
206,136
0.2
11,815  Sun Pharmaceutical
Industries Ltd.
271,632
0.3
612
Sundaram Finance Ltd.
38,429
0.0
815
Supreme Industries Ltd.
51,761
0.1
117,061
(1)
Suzlon Energy Ltd.
111,702
0.1
1,565
Tata Communications Ltd.
39,859
0.0
11,074  Tata Consultancy Services
Ltd.
563,871
0.5
7,388  Tata Consumer Products
Ltd.
105,461
0.1
422
Tata Elxsi Ltd.
38,876
0.0
24,897
Tata Motors Ltd.
289,180
0.3
18,094
Tata Power Co. Ltd.
104,040
0.1
93,197
Tata Steel Ltd.
187,582
0.2
6,814
Tech Mahindra Ltd.
128,307
0.1
352
Thermax Ltd.
21,378
0.0
4,371
Titan Co. Ltd.
199,342
0.2
1,303  Torrent Pharmaceuticals
Ltd.
52,789
0.1
1,715
Torrent Power Ltd.
38,410
0.0
2,235
Trent Ltd.
202,204
0.2
1,354  Tube Investments of India
Ltd.
70,085
0.1
2,967
TVS Motor Co. Ltd.
100,533
0.1
1,442
UltraTech Cement Ltd.
203,039
0.2
19,285
Union Bank of India Ltd.
28,234
0.0
3,673
United Spirits Ltd.
69,660
0.1
6,148
UPL Ltd.
44,924
0.0
14,094
Varun Beverages Ltd.
101,970
0.1
16,179
Vedanta Ltd.
98,870
0.1
280,413
(1)
Vodafone Idea Ltd.
34,650
0.0
16,485
Wipro Ltd.
106,441
0.1
171,086
(1)
Yes Bank Ltd.
45,969
0.0
81,460
(1)
Zomato Ltd.
265,142
0.3
1,924
Zydus Lifesciences Ltd.
24,532
0.0
19,812,447
19.1
Indonesia : 1.6%
184,900  Adaro Energy Indonesia
Tbk PT
46,542
0.0
80,400
(1)
Amman Mineral
Internasional PT
49,318
0.1
247,700
Astra International Tbk PT
82,500
0.1
679,600
Bank Central Asia Tbk PT
463,466
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia (continued)
461,000  Bank Mandiri Persero
Tbk PT
$ 212,058
0.2
191,100  Bank Negara Indonesia
Persero Tbk PT
67,481
0.1
842,238  Bank Rakyat Indonesia
Persero Tbk PT
275,464
0.3
357,182
Barito Pacific Tbk PT
24,711
0.0
87,600  Chandra Asri Pacific Tbk
PT
49,036
0.0
93,800  Charoen Pokphand
Indonesia Tbk PT
29,119
0.0
11,332,400
(1)
GoTo Gojek Tokopedia
Tbk PT
49,376
0.1
32,000  Indah Kiat Pulp & Paper
Tbk PT
18,260
0.0
26,600  Indofood CBP Sukses
Makmur Tbk PT
21,654
0.0
43,600  Indofood Sukses Makmur
Tbk PT
20,302
0.0
267,400
Kalbe Farma Tbk PT
30,467
0.0
128,256
(1)
Merdeka Copper Gold
Tbk PT
22,861
0.0
235,500  Sumber Alfaria Trijaya
Tbk PT
49,153
0.1
625,000  Telkom Indonesia Persero
Tbk PT
123,759
0.1
18,800
United Tractors Tbk PT
33,766
0.0
1,669,293
1.6
Ireland : 1.1%
8,534
(1)
PDD Holdings, Inc., ADR
1,150,469
1.1
Kuwait : 0.7%
19,443
Boubyan Bank KSCP
36,336
0.0
27,791
Gulf Bank KSCP
27,619
0.0
123,449  Kuwait Finance House
KSCP
289,812
0.3
8,305
Mabanee Co. KPSC
22,765
0.0
25,052  Mobile
Telecommunications Co.
KSCP
38,996
0.1
98,072  National Bank of Kuwait
SAKP
283,818
0.3
699,346
0.7
Luxembourg : 0.0%
1,691
Reinet Investments SCA
46,866
0.0
Malaysia : 1.5%
34,200
AMMB Holdings Bhd
41,491
0.1
33,400
Axiata Group Bhd
20,359
0.0
46,300
CelcomDIGI Bhd
41,811
0.1
86,200
CIMB Group Holdings Bhd
168,679
0.2
23,600
Gamuda Bhd
46,167
0.1
24,800
Genting Bhd
25,402
0.0
35,900
Genting Malaysia Bhd
21,077
0.0
8,172
Hong Leong Bank Bhd
42,786
0.1
23,500
IHH Healthcare Bhd
40,805
0.1
43,900
Inari Amertron Bhd
30,908
0.0
31,000
IOI Corp. Bhd
28,242
0.0
5,900  Kuala Lumpur Kepong
Bhd
29,331
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Malaysia (continued)
66,300
Malayan Banking Bhd
$ 168,529
0.2
12,900  Malaysia Airports Holdings
Bhd
32,723
0.0
30,000
Maxis Bhd
28,744
0.0
14,700
MISC Bhd
27,826
0.0
46,100
(2)
MR DIY Group M Bhd
23,641
0.0
700
Nestle Malaysia Bhd
17,700
0.0
37,600  Petronas Chemicals
Group Bhd
51,425
0.1
3,500
Petronas Dagangan Bhd
15,160
0.0
7,800
Petronas Gas Bhd
34,049
0.1
7,780
PPB Group Bhd
27,236
0.0
49,100  Press Metal Aluminium
Holdings Bhd
60,365
0.1
181,300
Public Bank Bhd
200,405
0.2
22,500
QL Resources Bhd
25,525
0.0
14,976
RHB Bank Bhd
22,444
0.0
41,800
Sime Darby Bhd
24,923
0.0
26,200
Sime Darby Plantation Bhd
30,391
0.0
19,300
Sunway Bhd
19,644
0.0
14,000
Telekom Malaysia Bhd
22,744
0.0
32,400
Tenaga Nasional Bhd
113,597
0.1
41,800
YTL Corp. Bhd
25,574
0.0
31,000  YTL Power International
Bhd
27,653
0.0
1,537,356
1.5
Mexico : 1.8%
38,192
Alfa SAB de CV - Class A
31,306
0.0
228,393
America Movil SAB de CV
187,563
0.2
6,174  Arca Continental SAB de
CV
57,686
0.1
9,822
(2)
Banco del Bajio SA
22,996
0.0
192,227
Cemex SAB de CV
117,640
0.1
6,492  Coca-Cola Femsa SAB
de CV
57,363
0.1
36,860  Fibra Uno Administracion
SA de CV
42,925
0.0
22,095  Fomento Economico
Mexicano SAB de CV
217,842
0.2
2,362  Gruma SAB de CV - Class
B
43,768
0.0
3,500  Grupo Aeroportuario del
Centro Norte SAB de CV
29,522
0.0
4,941  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
85,636
0.1
2,331  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
65,871
0.1
16,829
Grupo Bimbo SAB de CV
57,872
0.1
7,359
Grupo Carso SAB de CV
45,425
0.1
1,400  Grupo Comercial Chedraui
SA de CV
10,486
0.0
32,408  Grupo Financiero Banorte
SAB de CV - Class O
230,658
0.2
24,088
(1)
Grupo Financiero Inbursa
SAB de CV - Class O
54,892
0.1
38,402
Grupo Mexico SAB de CV
214,536
0.2
2,478
(1)
Industrias Penoles SAB
de CV
32,847
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
17,951  Kimberly-Clark de Mexico
SAB de CV - Class A
$ 29,083
0.0
12,382  Orbia Advance Corp. SAB
de CV
12,564
0.0
12,800  Prologis Property Mexico
SA de CV
41,852
0.0
2,370  Promotora y Operadora de
Infraestructura SAB de CV
22,467
0.0
63,221  Wal-Mart de Mexico SAB
de CV
190,755
0.2
1,903,555
1.8
Netherlands : 0.1%
6,984
NEPI Rockcastle NV
58,972
0.1
Peru : 0.2%
2,180  Cia de Minas
Buenaventura SAA, ADR
30,171
0.0
839
Credicorp Ltd.
151,834
0.2
182,005
0.2
Philippines : 0.6%
2,905
Ayala Corp.
34,888
0.0
86,790
Ayala Land, Inc.
56,525
0.1
24,248  Bank of the Philippine
Islands
58,734
0.1
30,509
BDO Unibank, Inc.
86,391
0.1
12,810  International Container
Terminal Services, Inc.
92,833
0.1
5,430
Jollibee Foods Corp.
26,046
0.0
3,480
Manila Electric Co.
27,213
0.0
21,612  Metropolitan Bank & Trust
Co.
30,391
0.0
955
PLDT, Inc.
25,352
0.0
2,522
SM Investments Corp.
43,092
0.1
130,000
SM Prime Holdings, Inc.
74,857
0.1
10,430
Universal Robina Corp.
19,359
0.0
575,681
0.6
Poland : 0.8%
517
Alior Bank SA
12,432
0.0
7,223
(1)(2)
Allegro.eu SA
65,307
0.1
2,306  Bank Polska Kasa Opieki
SA
88,043
0.1
146
Budimex SA
22,655
0.0
792
CD Projekt SA
35,837
0.0
612
(1)(2)
Dino Polska SA
55,762
0.1
1,760
KGHM Polska Miedz SA
72,779
0.1
13
L.P. SA
53,286
0.0
169
(1)
mBank SA
27,118
0.0
10,848
(1)
PGE Polska Grupa
Energetyczna SA
20,275
0.0
7,082  Polski Koncern Naftowy
ORLEN SA
102,794
0.1
10,750  Powszechna Kasa
Oszczednosci Bank Polski
SA
156,651
0.1
7,474  Powszechny Zaklad
Ubezpieczen SA
81,706
0.1
508  Santander Bank Polska
SA
60,030
0.1
854,675
0.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Qatar : 0.8%
24,961
Barwa Real Estate Co.
$ 19,578
0.0
42,570
Commercial Bank PSQC
51,412
0.1
22,984
Dukhan Bank
24,366
0.0
18,722
Industries Qatar QSC
67,064
0.1
71,647
Masraf Al Rayan QSC
48,646
0.1
58,569  Mesaieed Petrochemical
Holding Co.
26,211
0.0
10,209
Ooredoo QPSC
32,862
0.0
5,429  Qatar Electricity & Water
Co. QSC
23,549
0.0
7,794
Qatar Fuel QSC
32,645
0.0
32,413  Qatar Gas Transport Co.
Ltd.
38,720
0.1
12,813  Qatar International Islamic
Bank QSC
38,675
0.0
22,145
Qatar Islamic Bank SAQ
130,008
0.1
56,316  Qatar National Bank
QPSC
262,507
0.3
796,243
0.8
Russia : —%
292,495
(4)
Alrosa PJSC
—
—
1,334,323
(1)(4)
Gazprom PJSC
—
—
4,339,761
(4)
Inter RAO UES PJSC
—
—
46,982
(4)
Lukoil PJSC
—
—
7,931
(4)
Magnit PJSC
—
—
701,600
(4)
MMC Norilsk Nickel PJSC
—
—
98,282
(4)
Mobile TeleSystems PJSC
—
—
170,929
(4)
Moscow Exchange
MICEX-RTS PJSC
—
—
101,990
(4)
Novatek PJSC
—
—
166,658
(4)
Novolipetsk Steel PJSC
—
—
4,906
(1)(4)
Ozon Holdings PLC, ADR
—
—
5,194
(4)
PhosAgro PJSC
—
—
100
(4)
PhosAgro PJSC NPV
GDR
—
—
40,645
(1)(4)
Polymetal International
PLC
—
—
3,794
(1)(4)
Polyus PJSC
—
—
126,916
(4)
Rosneft Oil Co. PJSC
—
—
1,201,542
(4)
Sberbank of Russia PJSC
—
—
23,691
(4)
Severstal PAO
—
—
770,779
(4)
Surgutneftegas PJSC
—
—
160,492
(4)
Tatneft PJSC
—
—
344,289
(1)(4)
United Co. RUSAL
International PJSC
—
—
75,437
(1)(4)
VTB Bank PJSC
—
—
34,476
(1)(4)
Yandex NV - Class A
—
—
—
—
Saudi Arabia : 3.8%
1,781
ACWA Power Co.
235,061
0.2
4,414
Ades Holding Co.
23,688
0.0
1,555
(1)
Advanced Petrochemical
Co.
16,084
0.0
24,017
Al Rajhi Bank
559,675
0.6
419
(1)
Al Rajhi Co for Co-
operative Insurance
21,461
0.0
15,460
Alinma Bank
117,648
0.1
3,155
Almarai Co. JSC
46,446
0.1
11,688
Arab National Bank
59,585
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia (continued)
295  Arabian Internet &
Communications Services
Co.
$ 22,199
0.0
7,878
Bank AlBilad
82,941
0.1
6,317
(1)
Bank Al-Jazira
28,953
0.0
7,679
Banque Saudi Fransi
66,077
0.1
1,054  Bupa Arabia for
Cooperative Insurance Co.
58,215
0.1
902  Co. for Cooperative
Insurance
35,592
0.0
404
Dallah Healthcare Co.
17,342
0.0
6,645
(1)
Dar Al Arkan Real Estate
Development Co.
27,652
0.0
1,091  Dr Sulaiman Al Habib
Medical Services Group
Co.
86,259
0.1
301
Elm Co.
93,445
0.1
4,917
Etihad Etisalat Co.
67,475
0.1
6,605
Jarir Marketing Co.
23,166
0.0
5,303  Mobile
Telecommunications Co.
Saudi Arabia
15,497
0.0
1,265  Mouwasat Medical
Services Co.
33,728
0.0
427
Nahdi Medical Co.
14,982
0.0
18,572
Riyad Bank
123,582
0.1
3,032
SABIC Agri-Nutrients Co.
96,077
0.1
4,765  Sahara International
Petrochemical Co.
37,297
0.1
165  SAL Saudi Logistics
Services
12,898
0.0
15,922
(1)
Saudi Arabian Mining Co.
207,410
0.2
51,751
(2)
Saudi Arabian Oil Co.
374,235
0.4
685  Saudi Aramco Base Oil
Co.
24,251
0.0
12,695
Saudi Awwal Bank
117,496
0.1
11,123  Saudi Basic Industries
Corp.
222,080
0.2
9,774
Saudi Electricity Co.
43,452
0.1
4,893  Saudi Industrial
Investment Group
25,570
0.0
7,580
Saudi Investment Bank
26,382
0.0
9,629
(1)
Saudi Kayan
Petrochemical Co.
21,578
0.0
36,195
Saudi National Bank
332,178
0.3
454
(1)
Saudi Research & Media
Group
34,871
0.0
597  Saudi Tadawul Group
Holding Co.
36,157
0.0
24,789
Saudi Telecom Co.
288,875
0.3
9,276
(1)
Savola Group
66,816
0.1
4,011  Yanbu National
Petrochemical Co.
45,680
0.1
3,890,056
3.8
Singapore : 0.0%
2,500
(2)
BOC Aviation Ltd.
20,678
0.0
South Africa : 2.8%
10,612
Absa Group Ltd.
107,757
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Africa (continued)
989  Anglo American Platinum
Ltd.
$ 35,577
0.0
4,771
(3)
Aspen Pharmacare
Holdings Ltd.
53,847
0.1
4,111
(3)
Bid Corp. Ltd.
105,348
0.1
3,996
(3)
Bidvest Group Ltd.
67,748
0.1
1,066  Capitec Bank Holdings
Ltd.
187,842
0.2
2,913
Clicks Group Ltd.
66,929
0.1
6,806
Discovery Ltd.
67,773
0.1
3,128
Exxaro Resources Ltd.
31,053
0.0
61,416
FirstRand Ltd.
294,631
0.3
11,018
(3)
Gold Fields Ltd.
170,866
0.2
7,038  Harmony Gold Mining Co.
Ltd.
72,235
0.1
11,327
(1)
Impala Platinum Holdings
Ltd.
63,485
0.1
758
Kumba Iron Ore Ltd.
17,593
0.0
21,080
MTN Group Ltd.
112,040
0.1
2,186
Naspers Ltd. - Class N
530,133
0.5
5,803
Nedbank Group Ltd.
100,228
0.1
4,472  Northam Platinum
Holdings Ltd.
28,223
0.0
54,682
(3)
Old Mutual Ltd.
43,360
0.0
9,098
OUTsurance Group Ltd.
30,563
0.0
29,833
(2)
Pepkor Holdings Ltd.
41,561
0.0
6,447
Remgro Ltd.
58,707
0.1
22,051
Sanlam Ltd.
112,313
0.1
7,383
Sasol Ltd.
49,586
0.0
6,114
(3)
Shoprite Holdings Ltd.
104,423
0.1
36,346
(1)(3)
Sibanye Stillwater Ltd.
37,556
0.0
16,367
Standard Bank Group Ltd.
229,202
0.2
7,884
Vodacom Group Ltd.
49,953
0.1
11,254
(3)
Woolworths Holdings Ltd./
South Africa
44,365
0.0
2,914,897
2.8
South Korea : 9.8%
492
(1)
Alteogen, Inc.
122,520
0.1
368
Amorepacific Corp.
41,201
0.1
1,880
Celltrion, Inc.
279,919
0.3
104
CJ CheilJedang Corp.
24,119
0.0
307
(1)
CosmoAM&T Co. Ltd.
29,404
0.0
718
Coway Co. Ltd.
36,236
0.0
574
DB Insurance Co. Ltd.
49,326
0.1
643
Doosan Bobcat, Inc.
19,883
0.0
5,703
(1)
Doosan Enerbility Co. Ltd.
78,047
0.1
608
(1)
Ecopro BM Co. Ltd.
85,254
0.1
1,240
(1)
Ecopro Co. Ltd.
83,571
0.1
206
(1)
Ecopro Materials Co. Ltd.
21,272
0.0
160
(1)
Enchem Co. Ltd.
22,220
0.0
552
GS Holdings Corp.
17,882
0.0
3,605
Hana Financial Group, Inc.
161,763
0.2
297
Hanjin Kal Corp.
18,576
0.0
943  Hankook Tire &
Technology Co. Ltd.
29,721
0.0
86
Hanmi Pharm Co. Ltd.
21,142
0.0
554  Hanmi Semiconductor Co.
Ltd.
46,132
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
423  Hanwha Aerospace Co.
Ltd.
$ 96,385
0.1
468
(1)
Hanwha Industrial
Solutions Co. Ltd./ New
11,917
0.0
1,008
(1)
Hanwha Ocean Co. Ltd.
23,441
0.0
1,419
Hanwha Solutions Corp.
28,114
0.0
564
HD Hyundai Co. Ltd.
32,915
0.0
284  HD Hyundai Electric Co.
Ltd.
71,454
0.1
280
(1)
HD Hyundai Heavy
Industries Co. Ltd.
39,370
0.0
529
(1)
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.
75,561
0.1
1,454
(1)
HLB, Inc.
94,545
0.1
3,061
HMM Co. Ltd.
43,345
0.1
265
HYBE Co. Ltd.
34,151
0.0
899  Hyundai Engineering &
Construction Co. Ltd.
20,925
0.0
467
Hyundai Glovis Co. Ltd.
43,508
0.1
745
Hyundai Mobis Co. Ltd.
123,384
0.1
1,690
Hyundai Motor Co.
314,750
0.3
1,090
Hyundai Steel Co.
23,192
0.0
3,158
Industrial Bank of Korea
33,681
0.0
3,895
Kakao Corp.
107,325
0.1
2,098
KakaoBank Corp.
33,834
0.0
4,714
KB Financial Group, Inc.
290,865
0.3
2,944
Kia Corp.
224,173
0.2
983  Korea Aerospace
Industries Ltd.
39,177
0.0
3,192
(1)
Korea Electric Power
Corp.
49,887
0.1
487  Korea Investment Holdings
Co. Ltd.
27,215
0.0
103
Korea Zinc Co. Ltd.
53,953
0.1
1,789
Korean Air Lines Co. Ltd.
30,687
0.0
356
(1)
Krafton, Inc.
92,611
0.1
334
KT Corp.
10,222
0.0
1,298
KT&G Corp.
107,609
0.1
450
(1)
Kum Yang Co. Ltd.
18,022
0.0
225  Kumho Petrochemical Co.
Ltd.
27,031
0.0
320
(1)
L&F Co. Ltd.
27,710
0.0
663
LG Chem Ltd.
179,957
0.2
1,175
LG Corp.
70,615
0.1
4,024
(1)
LG Display Co. Ltd.
33,568
0.0
1,334
LG Electronics, Inc.
106,220
0.1
576
(1)
LG Energy Solution Ltd.
181,718
0.2
118
LG H&H Co. Ltd.
34,009
0.0
185
LG Innotek Co. Ltd.
30,804
0.0
1,712
LG Uplus Corp.
12,811
0.0
227
Lotte Chemical Corp.
17,574
0.0
175
LS Electric Co. Ltd.
21,863
0.0
1,168  Meritz Financial Group,
Inc.
86,379
0.1
2,826  Mirae Asset Securities
Co. Ltd.
18,149
0.0
1,608
NAVER Corp.
207,119
0.2
175
NCSoft Corp.
25,457
0.0
294
(1)(2)
Netmarble Corp.
13,286
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
1,528  NH Investment &
Securities Co. Ltd.
$ 15,641
0.0
299  Orion Corp./Republic of
Korea
22,191
0.0
387
POSCO Future M Co. Ltd.
73,753
0.1
884
POSCO Holdings, Inc.
259,516
0.3
677
Posco International Corp.
29,514
0.0
218
(1)(2)
Samsung Biologics Co.
Ltd.
162,150
0.2
1,094
Samsung C&T Corp.
114,586
0.1
723  Samsung Electro-
Mechanics Co. Ltd.
73,091
0.1
58,647  Samsung Electronics Co.
Ltd.
2,741,091
2.7
2,017
(1)
Samsung Engineering Co.
Ltd.
33,845
0.0
381  Samsung Fire & Marine
Insurance Co. Ltd.
100,698
0.1
8,317
(1)
Samsung Heavy Industries
Co. Ltd.
63,802
0.1
991  Samsung Life Insurance
Co. Ltd.
70,777
0.1
682
Samsung SDI Co. Ltd.
196,918
0.2
539
Samsung SDS Co. Ltd.
63,472
0.1
5,325  Shinhan Financial Group
Co. Ltd.
225,847
0.2
394
(1)
SK Biopharmaceuticals
Co. Ltd.
31,213
0.0
6,732
SK Hynix, Inc.
900,989
0.9
777
(1)
SK Innovation Co. Ltd.
69,600
0.1
1,188
(1)
SK Square Co. Ltd.
73,339
0.1
588
SK Telecom Co. Ltd.
25,040
0.0
463
SK, Inc.
54,141
0.1
252
(1)
SKC Co. Ltd.
27,703
0.0
580
S-Oil Corp.
27,214
0.0
7,439  Woori Financial Group,
Inc.
87,819
0.1
707
Yuhan Corp.
77,114
0.1
10,099,740
9.8
Taiwan : 17.2%
6,000
Accton Technology Corp.
100,390
0.1
37,462
Acer, Inc.
48,218
0.0
6,324
Advantech Co. Ltd.
64,077
0.1
1,603
Airtac International Group
45,912
0.0
1,000
Alchip Technologies Ltd.
62,329
0.1
41,243  ASE Technology Holding
Co. Ltd.
195,595
0.2
28,356
Asia Cement Corp.
42,684
0.0
4,000  Asia Vital Components
Co. Ltd.
74,108
0.1
9,000
Asustek Computer, Inc.
156,351
0.2
87,400
AUO Corp.
46,873
0.0
8,000  Catcher Technology Co.
Ltd.
59,711
0.1
116,545  Cathay Financial Holding
Co. Ltd.
244,715
0.2
18,960
Chailease Holding Co. Ltd.
97,520
0.1
69,152  Chang Hwa Commercial
Bank Ltd.
39,088
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
22,650  Cheng Shin Rubber
Industry Co. Ltd.
$ 36,976
0.0
35,000
China Airlines Ltd.
23,748
0.0
197,100  China Development
Financial Holding Corp.
102,640
0.1
141,535
China Steel Corp.
103,225
0.1
46,000  Chunghwa Telecom Co.
Ltd.
182,078
0.2
54,000
Compal Electronics, Inc.
56,665
0.1
193,170  CTBC Financial Holding
Co. Ltd.
210,279
0.2
23,703
Delta Electronics, Inc.
282,802
0.3
11,000
E Ink Holdings, Inc.
101,968
0.1
176,514  E.Sun Financial Holding
Co. Ltd.
156,130
0.2
2,386
Eclat Textile Co. Ltd.
40,944
0.0
1,000
eMemory Technology, Inc.
82,304
0.1
34,000
Eva Airways Corp.
40,249
0.0
12,656  Evergreen Marine Corp.
Taiwan Ltd.
80,433
0.1
34,685  Far Eastern New Century
Corp.
41,849
0.0
22,000  Far EasTone
Telecommunications Co.
Ltd.
62,964
0.1
6,597  Feng TAY Enterprise Co.
Ltd.
32,235
0.0
135,162  First Financial Holding
Co. Ltd.
116,963
0.1
44,600  Formosa Chemicals &
Fibre Corp.
61,096
0.1
47,600
Formosa Plastics Corp.
80,238
0.1
1,100
Fortune Electric Co. Ltd.
21,806
0.0
99,477  Fubon Financial Holding
Co. Ltd.
283,208
0.3
6,000  Gigabyte Technology Co.
Ltd.
48,932
0.0
1,000
Global Unichip Corp.
34,328
0.0
4,000
Globalwafers Co. Ltd.
57,340
0.1
153,170  Hon Hai Precision Industry
Co. Ltd.
901,844
0.9
4,080
Hotai Motor Co. Ltd.
90,763
0.1
110,483  Hua Nan Financial
Holdings Co. Ltd.
89,642
0.1
99,343
Innolux Corp.
50,555
0.1
34,000
Inventec Corp.
46,200
0.0
1,000
Largan Precision Co. Ltd.
80,162
0.1
25,538
Lite-On Technology Corp.
80,146
0.1
18,820
MediaTek, Inc.
693,621
0.7
144,811  Mega Financial Holding
Co. Ltd.
179,766
0.2
9,000  Micro-Star International
Co. Ltd.
49,201
0.0
61,890
Nan Ya Plastics Corp.
89,717
0.1
16,000
(1)
Nanya Technology Corp.
23,912
0.0
2,000  Nien Made Enterprise Co.
Ltd.
32,023
0.0
7,000  Novatek Microelectronics
Corp.
113,969
0.1
25,000
Pegatron Corp.
81,116
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
3,000
(1)
PharmaEssentia Corp.
$ 60,075
0.1
27,000
Pou Chen Corp.
30,715
0.0
7,000  President Chain Store
Corp.
65,107
0.1
33,000
Quanta Computer, Inc.
275,030
0.3
6,760  Realtek Semiconductor
Corp.
100,336
0.1
20,020  Ruentex Development
Co. Ltd.
30,878
0.0
49,152  Shanghai Commercial &
Savings Bank Ltd.
59,820
0.1
178,377
(1)
Shin Kong Financial
Holding Co. Ltd.
67,414
0.1
134,194  SinoPac Financial
Holdings Co. Ltd.
102,793
0.1
16,800  Synnex Technology
International Corp.
38,288
0.0
144,322  Taishin Financial Holding
Co. Ltd.
83,767
0.1
88,669
Taiwan Business Bank
44,610
0.0
80,389
Taiwan Cement Corp.
85,652
0.1
128,166  Taiwan Cooperative
Financial Holding Co. Ltd.
104,723
0.1
10,000  Taiwan High Speed Rail
Corp.
9,327
0.0
22,000
Taiwan Mobile Co. Ltd.
79,930
0.1
303,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
9,136,708
8.8
17,000  Unimicron Technology
Corp.
77,196
0.1
58,209  Uni-President Enterprises
Corp.
159,267
0.2
141,000  United Microelectronics
Corp.
237,651
0.2
11,000  Vanguard International
Semiconductor Corp.
35,948
0.0
1,000  Voltronic Power
Technology Corp.
63,919
0.1
37,374
Walsin Lihwa Corp.
41,257
0.0
7,645
Wan Hai Lines Ltd.
23,603
0.0
41,156
(1)
Winbond Electronics Corp.
27,697
0.0
34,000
Wistron Corp.
108,436
0.1
1,000
Wiwynn Corp.
54,200
0.1
20,280
WPG Holdings Ltd.
47,985
0.0
4,802
Yageo Corp.
94,527
0.1
22,000  Yang Ming Marine
Transport Corp.
47,893
0.0
127,905  Yuanta Financial Holding
Co. Ltd.
127,866
0.1
9,000  Zhen Ding Technology
Holding Ltd.
32,107
0.0
17,776,333
17.2
Thailand : 1.5%
300  Advanced Info Service
PCL
2,421
0.0
14,400  Advanced Info Service
PCL - Foreign Shares
116,198
0.1
47,700
Airports of Thailand PCL
94,565
0.1
5,200
Airports of Thailand PCL
10,309
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand (continued)
138,700  Bangkok Dusit Medical
Services PCL - Class F
$ 128,828
0.1
92,500  Bangkok Expressway &
Metro PCL
23,441
0.0
7,200
Bumrungrad Hospital PCL
59,853
0.1
400
Central Pattana PCL
827
0.0
25,600  Central Pattana PCL -
Foreign Shares
52,967
0.1
21,600
Central Retail Corp. PCL
20,673
0.0
47,500  Charoen Pokphand Foods
PCL - Foreign Shares
35,215
0.0
72,400
CP ALL PCL - Foreign
146,741
0.2
27,000
CP Axtra PCL
27,271
0.0
38,800
(3)
Delta Electronics Thailand
PCL
128,163
0.1
37,000  Gulf Energy Development
PCL
65,124
0.1
70,851
Home Product Center PCL
22,764
0.0
12,400  Intouch Holdings PCL -
Class F
35,535
0.1
7,400
Kasikornbank PCL
34,453
0.0
2,000
Krung Thai Bank PCL
1,275
0.0
41,500  Krung Thai Bank PCL -
Foreign Shares
26,464
0.0
11,500
Krungthai Card PCL
17,327
0.0
42,000
Minor International PCL
36,760
0.1
17,700  PTT Exploration &
Production PCL
72,195
0.1
300
PTT Global Chemical PCL
277
0.0
29,300  PTT Global Chemical PCL
- Foreign Shares
27,086
0.0
32,900  PTT Oil & Retail Business
PCL
17,901
0.0
123,500
PTT PCL - Foreign
130,175
0.1
48,900
(4)
Robinson PCL
—
—
9,700
SCB X PCL
32,774
0.0
9,400  Siam Cement PCL
- Foreign
70,019
0.1
15,700
Thai Oil PCL - Foreign
25,052
0.0
329,300
TMBThanachart Bank PCL
20,077
0.0
133,607
(1)
True Corp. PCL
46,397
0.1
1,529,127
1.5
Turkey : 0.6%
39,319
Akbank TAS
70,825
0.1
1,993  Anadolu Efes Biracilik Ve
Malt Sanayii AS
11,440
0.0
17,539  Aselsan Elektronik Sanayi
Ve Ticaret AS
30,287
0.0
5,674
BIM Birlesik Magazalar AS
82,337
0.1
8,855
Coca-Cola Icecek AS
14,760
0.0
17,857  Eregli Demir ve Celik
Fabrikalari TAS
27,936
0.0
825
Ford Otomotiv Sanayi AS
22,146
0.0
13,104  Haci Omer Sabanci
Holding AS
37,303
0.0
9,654
KOC Holding AS
53,129
0.1
2,756
(1)
Pegasus Hava Tasimaciligi
AS
19,210
0.0
130,097
(1)
Sasa Polyester Sanayi AS
16,358
0.0
6,831
(1)
Turk Hava Yollari AO
56,822
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Turkey (continued)
15,962  Turkcell Iletisim Hizmetleri
AS
$ 44,442
0.0
110,637  Turkiye Is Bankasi AS -
Class C
45,344
0.1
12,531  Turkiye Petrol Rafinerileri
AS
56,870
0.1
15,236  Turkiye Sise ve Cam
Fabrikalari AS
19,175
0.0
43,655
Yapi ve Kredi Bankasi AS
39,387
0.0
647,771
0.6
United Arab Emirates : 1.2%
37,716  Abu Dhabi Commercial
Bank PJSC
86,458
0.1
19,110  Abu Dhabi Islamic Bank
PJSC
66,179
0.1
39,283  Abu Dhabi National Oil Co.
for Distribution PJSC
38,679
0.0
30,720
ADNOC Drilling Co. PJSC
39,560
0.1
48,953
Aldar Properties PJSC
100,151
0.1
32,084  Americana Restaurants
International PLC
23,156
0.0
38,701
Dubai Islamic Bank PJSC
66,395
0.1
82,326
Emaar Properties PJSC
195,326
0.2
23,614
Emirates NBD Bank PJSC
130,508
0.1
43,820  Emirates
Telecommunications
Group Co. PJSC
220,708
0.2
54,691  First Abu Dhabi Bank
PJSC
204,481
0.2
46,887
(1)
Multiply Group PJSC
30,130
0.0
1,201,731
1.2
United Kingdom : 0.1%
5,155
Anglogold Ashanti PLC
137,095
0.1
United States : 0.3%
8,800
(1)
BeiGene Ltd.
154,662
0.2
960
(1)
Legend Biotech Corp.,
ADR
46,781
0.0
1,057
Southern Copper Corp.
122,263
0.1
323,706
0.3
Total Common Stock
(Cost $108,705,192)
99,000,555
95.7
PREFERRED STOCK : 1.8%
Brazil : 1.2%
68,545  Banco Bradesco SA -
Preference Shares
185,716
0.2
2,751  Centrais Eletricas
Brasileiras SA
22,048
0.0
23,437  Cia Energetica de Minas
Gerais
49,260
0.0
11,200  Cia Paranaense de
Energia
21,053
0.0
17,906
Gerdau SA
62,911
0.1
59,442
Itau Unibanco Holding SA
395,974
0.4
67,890
Itausa SA
138,454
0.1
54,701
Petroleo Brasileiro SA
362,284
0.4
1,237,700
1.2
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Chile : 0.1%
1,868  Sociedad Quimica y
Minera de Chile SA
$ 77,489
0.1
Colombia : 0.0%
6,070
Bancolombia SA
47,884
0.0
Russia : —%
773,978
(4)
Surgutneftegas PJSC
—
—
South Korea : 0.5%
198
Hyundai Motor Co.
25,755
0.0
486  Hyundai Motor Co. -
Second Preference Shares
65,335
0.1
9,976  Samsung Electronics Co.
Ltd.
387,437
0.4
478,527
0.5
Total Preferred Stock
(Cost $2,145,541)
1,841,600
1.8
Total Long-Term
Investments
(Cost $110,850,733)
100,842,155
97.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.9%
Repurchase Agreements : 1.0%
1,000,000
(5)
Bethesda Securities,
Repurchase Agreement
dated 09/30/2024,
5.000%, due 10/01/2024
(Repurchase Amount
$1,000,137, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,020,000, due
10/01/27-01/01/57)
1,000,000
0.9
91,141
(5)
National Bank Financial,
Inc., Repurchase
Agreement dated
09/30/2024, 4.900%, due
10/01/2024 (Repurchase
Amount $91,153,
collateralized by various
U.S. Government
Securities, 0.375%-
5.000%, Market Value plus
accrued interest $92,964,
due 10/01/24-09/09/49)
91,141
0.1
Total Repurchase
Agreements
(Cost $1,091,141)
1,091,141
1.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.9%
2,975,000
(6)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.830%
(Cost $2,975,000) $ 2,975,000 2.9
Total Short-Term
Investments
(Cost $4,066,141)
$ 4,066,141
3.9
Total Investments in
Securities
(Cost $114,916,874) $ 104,908,296 101.4
Liabilities in Excess of
Other Assets (1,468,817) (1.4)
Net Assets $ 103,439,479 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 22.4%
Information Technology 21.8
Consumer Discretionary 13.3
Communication Services 9.1
Materials 6.5
Industrials 6.5
Consumer Staples 5.2
Energy 4.7
Health Care 3.5
Utilities 2.9
Real Estate 1.5
Foreign Stock 0.1
Consumer, Cyclical 0.0
Short-Term Investments 3.9
Liabilities in Excess of Other Assets (1.4)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Brazil $ 3,686,055 $ — $ — $ 3,686,055
Chile 348,312 — — 348,312
China 1,243,336 23,724,162 53,369 25,020,867
Colombia 47,554 — — 47,554
Czechia 99,107 34,830 — 133,937
Egypt 62,776 — — 62,776
Greece 35,780 433,584 — 469,364
Hong Kong 58,050 1,110,524 — 1,168,574
Hungary 54,932 180,142 — 235,074
India 101,970 19,710,477 — 19,812,447
Indonesia 663,197 1,006,096 — 1,669,293
Ireland 1,150,469 — — 1,150,469
Kuwait 22,765 676,581 — 699,346
Luxembourg 46,866 — — 46,866
Malaysia 107,577 1,429,779 — 1,537,356
Mexico 1,903,555 — — 1,903,555
Netherlands 58,972 — — 58,972
Peru 182,005 — — 182,005
Philippines 27,213 548,468 — 575,681
Poland 55,762 798,913 — 854,675
Qatar 128,548 667,695 — 796,243
Russia — — — —
Saudi Arabia 366,554 3,523,502 — 3,890,056
Singapore 20,678 — — 20,678
South Africa 1,018,840 1,896,057 — 2,914,897
South Korea 11,917 10,087,823 — 10,099,740
Taiwan — 17,776,333 — 17,776,333
Thailand 27,271 1,501,856 — 1,529,127
Turkey 381,664 266,107 — 647,771
United Arab Emirates 456,955 744,776 — 1,201,731
United Kingdom — 137,095 — 137,095
United States 169,044 154,662 — 323,706
Total Common Stock 12,537,724 86,409,462 53,369 99,000,555
Preferred Stock 1,363,073 478,527 — 1,841,600
Short-Term Investments 2,975,000 1,091,141 — 4,066,141
Total Investments, at fair value $ 16,875,797 $ 87,979,130 $ 53,369 $ 104,908,296
Other Financial Instruments+
Futures 149,460 — — 149,460
Total Assets $ 17,025,257 $ 87,979,130 $ 53,369 $ 105,057,756
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Emerging Markets
Index Portfolio
At September 30, 2024, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI Emerging Markets Index 50 12/20/24 $ 2,931,750 $ 149,460
$ 2,931,750 $ 149,460
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 21,075,729
Gross Unrealized Depreciation (31,084,308)
Net Unrealized Depreciation $ (10,008,579)